Concentration Risk - Schedule of diversification of the Account's portfolio by region and property type (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Diversification by fair value	100.00%	100.00%
Office
Concentration Risk [Line Items]
Diversification by fair value	38.20%
Apartment
Concentration Risk [Line Items]
Diversification by fair value	24.70%
Retail
Concentration Risk [Line Items]
Diversification by fair value	19.50%
Industrial
Concentration Risk [Line Items]
Diversification by fair value	14.30%
Other
Concentration Risk [Line Items]
Diversification by fair value	3.30%
West
Concentration Risk [Line Items]
Diversification by fair value	40.10%
West | Office
Concentration Risk [Line Items]
Diversification by fair value	13.90%
West | Apartment
Concentration Risk [Line Items]
Diversification by fair value	9.60%
West | Retail
Concentration Risk [Line Items]
Diversification by fair value	7.70%
West | Industrial
Concentration Risk [Line Items]
Diversification by fair value	8.30%
West | Other
Concentration Risk [Line Items]
Diversification by fair value	0.60%
East
Concentration Risk [Line Items]
Diversification by fair value	33.40%
East | Office
Concentration Risk [Line Items]
Diversification by fair value	19.00%
East | Apartment
Concentration Risk [Line Items]
Diversification by fair value	7.50%
East | Retail
Concentration Risk [Line Items]
Diversification by fair value	3.10%
East | Industrial
Concentration Risk [Line Items]
Diversification by fair value	1.30%
East | Other
Concentration Risk [Line Items]
Diversification by fair value	2.50%
South
Concentration Risk [Line Items]
Diversification by fair value	24.10%
South | Office
Concentration Risk [Line Items]
Diversification by fair value	5.30%
South | Apartment
Concentration Risk [Line Items]
Diversification by fair value	6.60%
South | Retail
Concentration Risk [Line Items]
Diversification by fair value	7.90%
South | Industrial
Concentration Risk [Line Items]
Diversification by fair value	4.20%
South | Other
Concentration Risk [Line Items]
Diversification by fair value	0.10%
Midwest
Concentration Risk [Line Items]
Diversification by fair value	2.40%
Midwest | Office
Concentration Risk [Line Items]
Diversification by fair value	0.00%
Midwest | Apartment
Concentration Risk [Line Items]
Diversification by fair value	1.00%
Midwest | Retail
Concentration Risk [Line Items]
Diversification by fair value	0.80%
Midwest | Industrial
Concentration Risk [Line Items]
Diversification by fair value	0.50%
Midwest | Other
Concentration Risk [Line Items]
Diversification by fair value	0.10%